Deferred and current taxation - Items charged or credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) in other comprehensive income	€ 144.5	€ 57.6	€ (94.7)
Effective portion of changes in fair value of cash-flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) in other comprehensive income	117.7	124.5	(9.4)
Net change in fair value of cash-flow hedges transferred to property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) in other comprehensive income	2.7	0.2
Net hedge ineffectiveness and discontinuation transferred to profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) in other comprehensive income		(24.4)	(53.5)
Net other changes in fair value of cash-flow hedges transferred to profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) in other comprehensive income	€ 24.1	€ (42.7)	€ (31.8)